NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Disclosure Of Nature And Continuance Of Operations [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS
1.	NATURE AND CONTINUANCE OF OPERATIONS

Emerald Health Therapeutics Inc. (the "Company"), is classified as a Tier 1 Venture Issuer on the TSXV, with its common shares listed under the trading symbol “EMH.” The Company is also traded on the OTCQX, with its common shares listed under the trading symbol “EMHTF.”

The Company was incorporated pursuant to the Business Corporations Act (British Columbia) on July 31, 2007 as Firebird Capital Partners Inc. and changed its name to Firebird Energy Inc. in December 2012. On September 4, 2014, the Company completed the acquisition of all of the issued and outstanding common shares of Thunderbird Biomedical Inc. (“Thunderbird”), by way of a reverse takeover (the “RTO”) under the rules of the TSX Venture Exchange (the “TSXV”) and concurrently changed its name to T-Bird Pharma, Inc. Thunderbird became a wholly owned subsidiary of the Company. In June 2015, the Company changed its name to Emerald Health Therapeutics, Inc. and Thunderbird changed its name to Emerald Health Botanicals Inc. (“Botanicals”). On February 23, 2018, Botanicals changed its name to Emerald Health Therapeutics Canada Inc. (“EHTC”). The Company’s registered office is at Suite 2600 Oceanic Plaza, 1066 West Hastings Street, Vancouver, BC, V6E 3X1.

The Company owns 100% of the shares of Emerald Health Therapeutics Canada Inc. (“EHTC”), a company incorporated pursuant to the Business Corporations Act (British Columbia). The principal business of EHTC is the production and sale of cannabis pursuant to the Cannabis Act.

These consolidated financial statements have been prepared by management on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at December 31, 2018, the Company had not yet achieved profitable operations and had accumulated losses of $52,855,947 (December 31, 2017 - $17,829,369) since its inception. The continuing operations of the Company are dependent upon its ability to continue to raise adequate capital, to commence profitable operations in the future, to satisfy its commitments and to repay its liabilities arising from normal business operations as they become due. Management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.